Nature of Business (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Nature of Business
Number of product candidates | item	2									2
Net loss	$ 16,459	$ 10,531	$ 10,016	$ 6,802	$ 6,360	$ 8,366	$ 6,391	$ 5,730	$ 5,385	$ 33,709	$ 25,872	$ 11,073
Accumulated deficit	126,711	110,252				76,543				110,252	76,543
Carrying amount of cash and cash equivalents and short term investments	$ 136,453	$ 148,082			$ 148,082	$ 10,537				$ 148,082	$ 10,537